SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

6.    SEGMENT INFORMATION

Management (chief operating decision maker) analyzes and reviews results of the Group’s operating segments separately based on the nature of products and services, regulatory environments and geographic areas. Management of the Group evaluates the segments’ performance of each segment based on revenue and operating profit, excluding depreciation and amortization measured on the basis consistent with IFRS consolidated financial statements. Management does not analyze assets or liabilities by reportable segments.

The Group identified the following reportable segments:

Russia Convergent: represents the results of mobile and fixed line operations, which encompasses services rendered to customers across the regions of Russia, including voice and data services, transmission, broadband, pay-TV and various value-added services and retail operations.

Moscow Fixed Line: represents the results of fixed line operations carried out in Moscow by the Group’s subsidiary MGTS. MGTS is the only licensed public switched telephone network ("PSTN") operator in Moscow and is considered a natural monopoly under Russian antimonopoly regulations. Consequently, a substantial part of the services provided by MGTS are subject to governmental regulation.

Ukraine: was ceased to be presented as a separate operating segment due to its disposal in December 2019 (Note 12). Presentation of segments’ operating results was retrospectively corrected for the year ended December 31, 2018.

MTS Bank: represents the results of banking services rendered to customers across regions of Russia.

At the end of 2020 management change approach of reviewing of Group operational results led to separation of two new segments–Cloud and WASD. Cloud represents operational results of Group MTS business aimed at cloud services. WASD is the MTS streaming platform. Cloud and WASD were moved from "Russia Convergent" operating segment to the "Other" category.

Management change assessment of expenses amount allocated to HQ in relation with sale of MTS Ukraine in 2019.

On October 30, 2020, the Group entered into a sale agreement with Sistema to dispose of 100% share in JSC “Nvision Group”, which provided integration services, as well as the sales of software, and constituted “System Integrator” operating segment included in “Other” reportable segment.

All figures in the tables below for 2019 and 2018 have been retrospectively restated to reflect all of three facts above.

The “Other” category does not constitute a reportable segment. It includes the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Turkmenistan, Armenia, Cloud, Kinopolis and others.

The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

Financial information by reportable segments is presented below:

Year ended December 31, 2020:

	Russia	Moscow				HQ and
	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
External customers	409,078	34,437	33,652	477,167	17,667	92	494,926
Intersegment	10,073	5,993	2,449	18,515	7,254	(25,769)	—
Total revenue	419,151	40,430	36,101	495,682	24,921	(25,677)	494,926
Operating profit/(loss)	101,515	14,056	2,224	117,795	270	(5,172)	112,893
Depreciation and amortization	(88,072)	(9,315)	(1,248)	(98,635)	(3,957)	2,358	(100,234)
Other disclosure:
Capital expenditures	99,428	8,350	2,407	110,185	3,795	—	113,980

Year ended December 31, 2019:

	Russia	Moscow				HQ and
	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
External customers	390,066	34,598	29,304	453,968	16,543	94	470,605
Intersegment	9,295	4,253	1,881	15,429	7,645	(23,074)	—
Total revenue	399,361	38,851	31,185	469,397	24,188	(22,980)	470,605
Operating profit/(loss)	95,290	17,244	3,473	116,007	11,064	(11,494)	115,577
Depreciation and amortization	(83,980)	(9,506)	(1,082)	(94,568)	(3,855)	2,228	(96,195)
Other disclosure:
Capital expenditures	75,569	9,100	2,414	87,083	3,928	—	91,011

Year ended December 31, 2018:

	Russia	Moscow				HQ and
	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
External customers	385,818	34,348	11,534	431,700	14,416	122	446,238
Intersegment	6,258	4,498	538	11,294	6,409	(17,703)	—
Total revenue	392,076	38,846	12,072	442,994	20,825	(17,581)	446,238
Operating profit/(loss)	98,432	12,695	1,512	112,639	8,206	(10,601)	110,244
Depreciation and amortization	(82,456)	(10,867)	(547)	(93,870)	(3,551)	2,105	(95,316)
Other disclosure:
Capital expenditures	67,523	6,306	683	74,512	13,936	—	88,448

The consolidated operating profit is reconciled to the consolidated profit before tax on the face of the consolidated statement of profit or loss.

Financial information by geographic area is presented below:

Revenue	2020	2019	2018
Russia	481,536	459,415	435,671
Other	13,390	11,190	10,567
Total revenue	494,926	470,605	446,238

	December 31,
Non-current assets(1)	2020	2019
Russia	401,743	373,803
Other	11,205	10,080
Total non-current assets:	412,948	383,883
(1)	Comprises property, plant and equipment, goodwill and other intangible assets.

Revenues from external customers and non-current assets are allocated to individual countries based on location of operations. No single customer represents 10% or more of the consolidated revenue.

Disaggregation of revenue:

Year ended	Russia	Moscow				HQ and
December 31, 2020:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	322,762	2,184	—	324,946	6,235	92	331,273
Fixed line services	24,477	32,141	—	56,618	332	—	56,950
Finance services	—	16	33,652	33,668	—	—	33,668
Integration services	409	—	—	409	2,513	—	2,922
Sales of goods	61,430	96	—	61,526	7,952	—	69,478
Other services	—	—	—	—	635	—	635
External Customers	409,078	34,437	33,652	477,167	17,667	92	494,926
Intersegment	10,073	5,993	2,449	18,515	7,254	(25,769)	—
Total revenue	419,151	40,430	36,101	495,682	24,921	(25,677)	494,926
Thereof:
Recognised over time	347,648	34,341	24,246	415,641	9,715	92	425,448
Recognised at point of time	61,430	96	9,406	61,526	7,952	—	69,478
	409,078	34,437	33,652	477,167	17,667	92	494,926

Year ended	Russia	Moscow				HQ and
December 31, 2019:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	308,847	1,938	—	310,785	6,667	94	317,546
Fixed line services	23,085	32,543	—	55,628	376	—	56,004
Finance services	—	—	29,304	29,304	—	—	29,304
Integration services	457	—	—	457	3,166	—	3,623
Sales of goods	57,677	117	—	57,794	4,859	—	62,653
Other services	—	—	—	—	1,475	—	1,475
External Customers	390,066	34,598	29,304	453,968	16,543	94	470,605
Intersegment	9,295	4,253	1,881	15,429	7,645	(23,074)	—
Total revenue	399,361	38,851	31,185	469,397	24,188	(22,980)	470,605
Thereof:
Recognised over time	332,389	34,481	21,996	388,866	11,684	94	400,644
Recognised at point of time	57,677	117	7,308	65,102	4,859	—	69,961
	390,066	34,598	29,304	453,968	16,543	94	470,605

Year ended	Russia	Moscow				HQ and
December 31, 2018:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	304,049	1,487	—	305,536	6,663	122	312,321
Fixed line services	22,939	32,739	—	55,678	377	—	56,055
Finance services	—	—	11,534	11,534	—	—	11,534
Integration services	350	5	—	355	872	—	1,227
Sales of goods	58,480	117	—	58,597	5,255	—	63,852
Other services	—	—	—	—	1,249	—	1,249
External Customers	385,818	34,348	11,534	431,700	14,416	122	446,238
Intersegment	6,258	4,498	538	11,294	6,409	(17,703)	—
Total revenue	392,076	38,846	12,072	442,994	20,825	(17,581)	446,238
Thereof:
Recognised over time	327,338	34,231	8,264	369,833	9,161	122	379,116
Recognised at point of time	58,480	117	3,270	61,867	5,255	—	67,122
	385,818	34,348	11,534	431,700	14,416	122	446,238